Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 61,176,500
Previously Paid Amount	0.00
Total Fee Amount	8,448.47
Total Offset Amount	0.00
Net Fee	8,448.47
Narrative - Max Aggregate Offering Price	$ 61,176,500
Final Prospectus	true